Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Summary of Cost and Estimated Earnings in Excess of Billings

	As of December 31,
	2018	2019
	RMB	RMB	US$
Contracts costs incurred plus estimated earnings	28,797	28,797	4,136
Less: Progress billings	(10,386)	(14,585)	(2,095)

	18,411	14,212	2,041

Summary of Estimated Useful Lives and Residual Value of Property, Plant and Equipment
Property, plant and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life	Residual value
Office equipment	5 years	5%
Machinery and electronic equipment	3-10 years	5%
Transportation equipment	4 years	5%
Leasehold improvements	Shorter of lease term or the estimated useful lives of the assets	0%

Summary of Revenue by Customer Incorporation Location
The following table presents revenue by customer incorporation location for the years ended December 31, 2017, 2018 and 2019, respectively:

	For the year ended December 31,
	2017		2018		2019
	RMB	%	RMB	%	RMB	US$	%
PRC	23,762	75%	66,465	100%	109,760	15,766	90%
Europe	—	—	—	—	5,035	723	4%
North America	6,656	21%	—	—	3,445	495	3%
West Asia	—	—	—	—	2,777	399	2%
Other	1,277	4%	22	—	797	114	1%
Total net revenues	31,695	100%	66,487	100%	121,814	17,497	100%